United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn,5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2005

Date of reporting period:     October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.3507.

Item  1.
  Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)
                                                        Annualized
                                                         Yield on
                                                         Purchase       Principal
                                                           Date          Amount       Value
                                                        -------------------------------------
SHORT-TERM INVESTMENTS (97.33%)
  COMMERCIAL PAPER (15.03%)
    DEPOSITORY INSTITUTIONS (5.01%)
    Wells Fargo Co., 1.80%, due 12/16/04                     1.796 %   $ 775,000    $ 775,000

    NONDEPOSITORY INSTITUTIONS (5.17%)
    General Electric Capital Corp., 1.81%, due 12/13/04      1.808       800,000      800,000

    PETROLEUM AND COAL PRODUCTS (4.85%)
    ChevronTexaco Corp., 1.70%, due 11/05/04                 1.704       750,000      750,000
                                                                                  -----------
  Total Commercial Paper (Cost $2,325,000)                                          2,325,000

  UNITED STATES GOVERNMENT AGENCIES (82.30%)
    Federal Home Loan Bank, due 11/12/04                     1.748     1,000,000      999,378
    Federal Home Loan Bank, due 11/17/04                     1.746       750,000      749,355
    Federal Home Loan Bank, due 12/03/04                     1.780     1,500,000    1,497,517
    Federal Home Loan Bank, due 12/29/04                     1.854       600,000      598,177
    Federal Home Loan Mortgage Corp., due 11/16/04           1.756       300,000      299,755
    Federal Home Loan Mortgage Corp., due 12/21/04           1.914       750,000      747,961
    Federal Home Loan Mortgage Corp., due 01/04/05           1.935     1,200,000    1,195,814
    Federal National Mortgage Assoc., due 11/02/04           1.745       600,000      599,914
    Federal National Mortgage Assoc., due 11/19/04           1.828     1,300,000    1,298,700
    Federal National Mortgage Assoc., due 11/22/04           1.819       450,000      449,485
    Federal National Mortgage Assoc., due 11/24/04           1.838     1,000,000      998,743
    Federal National Mortgage Assoc., due 11/29/04           1.830     1,200,000    1,198,198
    Federal National Mortgage Assoc., due 12/01/04           1.758       600,000      599,077
    Federal National Mortgage Assoc., due 12/22/04           1.852       500,000      498,659
    Federal National Mortgage Assoc., due 01/07/05           1.960     1,000,000      996,308
                                                                                  -----------
  Total United States Government Agencies (Cost $12,727,041)                       12,727,041
                                                                                  -----------
Total Short-Term Investments (Cost $15,052,041)                                    15,052,041

OTHER ASSETS LESS LIABILITIES (2.67%)
  Cash, receivables, prepaid expenses and other assets, less liabilities              411,960
                                                                                  -----------
Total Net Assets (100.00%)                                                        $15,464,001
                                                                                  -----------

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Money Market Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: December 16, 2004


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date: December 16, 2004